ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
Subcontractors accruals	$ 1,096	$ 468
Legal and consulting accruals	479	201
Other	257	0
Accrued expenses and other payables	$ 1,832	$ 669